Borrowings - Summary of Borrowings under Credit Facilities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 AUD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 1,200.0
Borrowings	1,079.3	$ 1,078.1
Repayments	(197.9)	(644.2)	$ (1,014.2)
Variable rate with exposure to repricing (six months or less)	83.5	83.5
Fixed rate with no exposure to repricing	995.8	994.6
Committed	1,804.3	1,887.1
Uncommitted	80.0	85.4
Undrawn borrowing facilities net	1,884.3	1,972.5
Undrawn borrowing facilities	1,804.3	1,887.1
– within one year
Disclosure of detailed information about borrowings [line items]
Committed	532.8	50.0
– later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed	766.5	565.6
– later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Committed	45.0	766.5
– later than three years and not later than five years
Disclosure of detailed information about borrowings [line items]
Committed	460.0	505.0
US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1,079.3	1,078.1
Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0
Rand
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0
US$500 million 5-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	5 years	5 years
Borrowings	$ 498.8	$ 497.9
US$500 million 5-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	498.8	497.9	497.0
Unwinding of transaction costs	0.9	0.9
US$500 million 10-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	10 years	10 years
Borrowings	$ 497.0	$ 496.7
US$500 million 10-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	497.0	496.7	496.4
Unwinding of transaction costs	0.3	0.3
US$150 million revolving senior secured credit facility – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150.0
Borrowings	0.0	0.0
US$150 million revolving senior secured credit facility – old | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0	83.5
Repayments	0.0	(83.5)
US$150 million revolving senior secured credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150.0
Borrowings	83.5	83.5
US$150 million revolving senior secured credit facility – new | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	83.5	83.5	0.0
Loans advanced	0.0	83.5
A$500 million syndicated revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 500
Borrowings	0.0	0.0
A$500 million syndicated revolving credit facility | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0	200.0
Repayments	(172.9)	(186.7)
Loans advanced	181.5	0.0
Translation adjustment	(8.6)	(13.3)
US$1,200 million revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,200.0
Borrowings	0.0	0.0	$ 250.0
Repayments	(25.0)	(374.0)
Loans advanced	$ 25.0	$ 124.0